Revenue by Service and Geographical Location - Schedule of Revenue Broken Down by Geographic Location (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Total revenue	$ 312.2	$ 289.7	$ 303.2
The Netherlands [Member]
Segment Reporting Information [Line Items]
Total revenue	119.5	113.1	132.4
Belgium [Member]
Segment Reporting Information [Line Items]
Total revenue	34.4	32.1	35.0
United Arab Emirates [Member]
Segment Reporting Information [Line Items]
Total revenue	60.6	57.4	56.3
United States [Member]
Segment Reporting Information [Line Items]
Total revenue	28.5	27.4	27.1
Malaysia [Member]
Segment Reporting Information [Line Items]
Total revenue	$ 69.2	$ 59.7	$ 52.4